Summary of Significant Accounting Policies (Details) - USD ($)	6 Months Ended
	Sep. 30, 2021	Mar. 31, 2021	Feb. 02, 2021	Mar. 31, 2020
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust		$ 919
Warrants outstanding (in Shares)		13,800,000		0
Federal Depository Insurance Coverage		$ 250,000
U.S. Treasury Bills [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust		86,251,323
Money Market Mutual Funds [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust		$ 86,253,272
Growth Capital Acquisition Corp. [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust	$ 919		$ 172,500,000
Federal deposit insurance corporation premium expense	$ 250,000
Warrants outstanding (in Shares)	13,800,000	13,800,000
Growth Capital Acquisition Corp. [Member] | U.S. Treasury Bills [Member]
Summary of Significant Accounting Policies (Details) [Line Items]
Assets held in trust	$ 172,515,145